Investment in Joint Operations	12 Months Ended
Jun. 30, 2022
Interest in Other Entities [Abstract]
Investment in Joint Operations	Investment in joint operations
The group has a 50% interest in certain mining and exploration assets located in the Morobe province, PNG. Newcrest Mining Limited owns the remaining 50% interest in these assets. The asset in the joint arrangement is the Wafi-Golpu project. The joint arrangement is accounted for as a joint operation.

State participation
Under the conditions of the Wafi-Golpu exploration tenements, the PNG government (the State) has reserved the right prior to the commencement of mining to take up an equity interest of up to 30% of any mineral discovery within the Wafi-Golpu tenements. The right is exercisable by the State once at any time prior to the commencement of mining. If the State exercises this right, the exercise price is a pro-rata share of the accumulated exploration expenditure. Once the right is exercised, the State is responsible for its proportionate share of ongoing exploration and project development costs. The State has indicated its intention to exercise its option in full, however, as at 30 June 2022, this option has not been exercised.

Permitting
Special Mining Lease
In August 2016, application was made to the Mineral Resources Authority for a Special Mining Lease (SML) under the PNG Mining Act 1992. The application was subsequently updated and amended in March 2018.

Notwithstanding that the Prime Minister has publicly stated the Wafi-Golpu project is of national importance and therefore the State’s objective is to permit the project as soon as possible, there have been considerable delays in the permitting process. These include a judicial review instituted in 2019 by the Governor and Government of Morobe Province. This related to a memorandum of agreement entered into between the State of PNG and the project proponents in connection with the progress towards and terms of a Mining Development Contract (MDC) to be entered into under the PNG Mining Act, which review stayed the conduct of negotiations. The memorandum of agreement was subsequently withdrawn, however, meaningful negotiations with the PNG State Negotiating Team only recommenced in the second half of this financial year.

During the last quarter of the year, senior Harmony executives met with the Prime Minister, Hon James Marape MP. Harmony confirmed its continued commitment to invest and grow in PNG. At the request of the Prime Minister, a follow-up meeting took place during May 2022 between the project proponents, the Prime Minister, various members of the National Negotiating Team, the Minerals Policy Institute and the Mineral Resources Authority, and other senior bureaucrats.
Following the PNG national general election that ended in August 2022, Hon James Marape MP was reappointed for a further term of office and, in meetings with the project proponents, has indicated that it is the government’s intention to permit the project by July 2023. It is envisaged that meaningful SML permitting negotiations will resume during the second quarter of the 2023 financial year.

Environment Permit
In July 2018, application was made to the Conservation and Environment Protection Authority for an Environment Permit under the PNG Environment Act 2000, by the submission under the Act of an Environmental Impact Statement. The Environment Permit was granted in December 2020.

During March 2021, the Governor and Government of the Morobe Province instituted a judicial review in the Lae National Court against the grant by the Minister for the Environment of the Environment Permit, pending the resolution of which review the grant of an SML was stayed. Following an appeal to the Supreme Court, the National Court stay order was itself stayed, and the Supreme Court will now set directions for a substantive hearing of the appeal. The project proponents are not parties to this proceeding.

Pursuant to the PNG national general election, a new Governor of the Morobe Province has been appointed, and he has publicly declared his intention to withdraw the legal proceedings instituted by his predecessor.

Carrying amount and impairment considerations
The carrying amount of the project amounts to R2.7 billion (2021: R2.4 billion). The change year on year relates to foreign exchange translation. Due to the group-wide trigger for impairment (refer to note 6), the recoverable amount of the Wafi-Golpu project was determined and an impairment assessment was performed in terms of IFRS 6. No impairment (2021: Rnil) has been recognised at 30 June 2022

The recoverable amount for the project was determined on a resource multiple valuation approach using the same values as those for South African underground resources. Refer to note 15 for the assumptions used in the valuation. This is a level 3 fair value measurement.